Shareholders' Equity (Stock Option Summary) (Details) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 $18.82 [Member]	Dec. 31, 2013 $15.28 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$					$ 18.82	$ 15.28
Options outstanding, number of options	272,750	413,087	257,425	305,825	42,500	230,250
Options outstanding, weighted average remaining contractual life (in years)					4 years 11 months 19 days	6 years 8 months 12 days
Options exercisable, number of options	42,500				42,500
Options exercisable, weighted average remaining contractual life (in years)					4 years 11 months 19 days